RECEIVABLES AND ALLOWANCES FOR CREDIT LOSSES (Tables)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Accounts Receivable, Allowance for Credit Loss
A rollforward of the allowance for credit losses for trade receivables was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$(19,493)
Additional provisions in the period	(5,946)
Recoveries of amounts previously reserved	4,323
Balance sheet write-offs	1,153
Balance sheet reclassifications	(159)
Foreign exchange impact	(1,265)
Balance as of September 30, 2025	$(21,387)

Schedule of Accounts, Notes, Loans and Financing Receivable
The following table summarizes growers advances as of September 30, 2025 and December 31, 2024 based on whether the advances are secured or unsecured:

	September 30, 2025		December 31, 2024
	Short-Term	Long-Term	Short-Term	Long-Term

	(U.S. Dollars in thousands)
Secured gross advances to growers and suppliers	$119,531	$21,093	$54,864	$22,762
Allowance for secured advances to growers and suppliers	(13,253)	(2,278)	(13,217)	(3,282)
Unsecured gross advances to growers and suppliers	81,599	6,514	79,396	5,792
Allowance for unsecured advances to growers and suppliers	(21,243)	(4,571)	(16,087)	(4,463)
Net advances to growers and suppliers	$166,634	$20,758	$104,956	$20,809

Financing Receivable, Allowance for Credit Loss
A rollforward of the allowance for expected credit losses related to grower loans and advances was as follows:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2024	$(37,049)
Additional provisions in the period	(4,550)
Recoveries of amounts previously reserved	559
Balance sheet write-offs	92
Balance sheet reclassifications	(299)
Foreign exchange impact	(98)
Balance as of September 30, 2025	$(41,345)